UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):[ ]is a restatement.
                                [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Marvin & Palmer Associates, Inc.
Address: 1201 N. Market Street
         Suite 2300
         Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Karen T. Buckley
Title: Chief Financial Officer - Principal
Phone: (302) 573-3570

Signature, Place, and Date of Signing:

/s/Karen T. Buckley      Wilmington, Delaware          August 9, 2010

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

 Form 13F File NumberName

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     160

Form 13F Information Table Value Total:     $1,725,048
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


 No. Form 13F File Number Name








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
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            Column 1              Column 2     Column 3  Column 4    Column 5    Column 6      Column 7             Column 8
                                                                     SHRS OR
                                                                     SH/PUT/
NAME OF ISSUER                    TITLE OF       CUSIP     VALUE     PRN AMT     INVESTMENT     OTHER          VOTING AUTHORITY
                                   CLASS                 (x$1000)    PRN CALL    DISCRETION     MANAGERS     SOLE    SHARED   NONE
Agilent Technologies, Inc.          Com        00846U101  $11,477    403,700        Sole                   403,700
Agilent Technologies, Inc.          Com        00846U101   $3,619    127,300        Sole                                    127,300
Akamai Technologies                 Com        00971T101  $22,435    553,000        Sole                   553,000
Akamai Technologies                 Com        00971T101   $7,400    182,400        Sole                                    182,400
Amazon.com, Inc.                    Com        023135106  $40,861    373,975        Sole                   373,975
Amazon.com, Inc.                    Com        023135106  $13,647    124,900        Sole                                    124,900
Ambev ADR                           ADR        20441W203   $9,672     95,750        Sole                    95,750
Ambev ADR                           ADR        20441W203   $4,501     44,562        Sole                                     44,562
America Movil SA ADR                ADR        02364W105   $5,239    110,300        Sole                   110,300
America Movil SA ADR                ADR        02364W105   $1,382     29,100        Sole                                     29,100
Amphenol Corp.                      Com        032095101   $8,393    213,600        Sole                   213,600
Amphenol Corp.                      Com        032095101   $2,212     56,300        Sole                                     56,300
Apple Computer, Inc.                Com        037833100  $49,821    198,070        Sole                   198,070
Apple Computer, Inc.                Com        037833100  $15,645     62,200        Sole                                     62,200
AutoDesk, Inc.                      Com        052769106   $4,833    198,400        Sole                   198,400
AutoDesk, Inc.                      Com        052769106   $1,306     53,600        Sole                                     53,600
BAIDU.COM                           ADR        056752108  $14,590    214,300        Sole                   214,300
BAIDU.COM                           ADR        056752108   $6,461     94,900        Sole                                     94,900
Bank of America Corporation         Com        060505104   $1,394     97,000        Sole                    97,000
Bank of America Corporation         Com        060505104   $1,724    120,000        Sole                                    120,000
Boeing Company                      Com        097023105  $25,003    398,450        Sole                   398,450
Boeing Company                      Com        097023105   $7,756    123,600        Sole                                    123,600
BRF Brasil Foods SA ADR             ADR        10552T107   $3,535    265,900        Sole                   265,900
BRF Brasil Foods SA ADR             ADR        10552T107     $936     70,400        Sole                                     70,400
Bucyrus International, Inc.         Com        118759109   $8,963    188,900        Sole                   188,900
Bucyrus International, Inc.         Com        118759109   $2,875     60,600        Sole                                     60,600
Canadian National Railway Co. ADR   Com        136375102   $3,219     56,100        Sole                    56,100
Canadian National Railway Co. ADR   Com        136375102   $3,500     61,000        Sole                                     61,000
Caterpillar, Inc.                   Com        149123101  $19,288    321,100        Sole                   321,100
Caterpillar, Inc.                   Com        149123101   $6,626    110,300        Sole                                    110,300
Cia Siderurgica Nacional ADR        ADR        20440W105  $17,705  1,159,800        Sole                 1,159,800
Cia Siderurgica Nacional ADR        ADR        20440W105  $10,908    714,200        Sole                                    714,200


Cigna Corp.                         Com        125509109   $8,045    259,000        Sole                   259,000
Cigna Corp.                         Com        125509109   $2,761     88,900        Sole                                     88,900
Cisco Systems                       Com        17275R102  $29,316  1,375,700        Sole                 1,375,700
Cisco Systems                       Com        17275R102   $9,724    456,300        Sole                                    456,300
Cliffs Natural Resources, Inc.      Com        18683K101  $19,982    423,700        Sole                   423,700
Cliffs Natural Resources, Inc.      Com        18683K101   $6,848    145,200        Sole                                    145,200
Cognizant Technology Solutions      Com        192446102  $43,282    864,600        Sole                   864,600
Cognizant Technology Solutions      Com        192446102  $14,042    280,500        Sole                                    280,500
Colgate Palmolive                   Com        194162103  $17,943    227,825        Sole                   227,825
Colgate Palmolive                   Com        194162103   $6,104     77,500        Sole                                     77,500
Continental Resources, Inc.         Com        212015101   $8,335    186,800        Sole                   186,800
Continental Resources, Inc.         Com        212015101   $2,249     50,400        Sole                                     50,400
Cosan Limited                       Com        G25343107   $4,286    458,900        Sole                   458,900
Cosan Limited                       Com        G25343107   $1,168    125,100        Sole                                    125,100
Credicorp Limited                   Com        G2519Y108   $5,467     60,150        Sole                    60,150
Credicorp Limited                   Com        G2519Y108   $1,418     15,600        Sole                                     15,600
CSX Corp.                           Com        126408103   $4,978    100,300        Sole                   100,300
CSX Corp.                           Com        126408103   $1,782     35,900        Sole                                     35,900
Ctrip.com International - ADR       ADR        22943F100  $19,663    523,500        Sole                   523,500
Ctrip.com International - ADR       ADR        22943F100   $8,019    213,500        Sole                                    213,500
Cummins, Inc.                       Com        231021106  $27,596    423,700        Sole                   423,700
Cummins, Inc.                       Com        231021106   $8,552    131,300        Sole                                    131,300
Deere & Co.                         Com        244199105   $1,853     33,100        Sole                    33,100
Deere & Co.                         Com        244199105   $1,679     30,000        Sole                                     30,000
EMC Corp.                           Com        268648102  $16,223    886,500        Sole                   886,500
EMC Corp.                           Com        268648102   $4,875    266,400        Sole                                    266,400
Express Scripts, Inc.               Com        302182100  $12,197    259,400        Sole                   259,400
Express Scripts, Inc.               Com        302182100   $3,226     68,600        Sole                                     68,600
Fibria Celulose SA ADR              ADR        31573A109  $11,458    774,200        Sole                   774,200
Fibria Celulose SA ADR              ADR        31573A109   $4,154    280,700        Sole                                    280,700
Freeport-McMoRan Copper & Gold      Com        35671D857     $591     10,000        Sole                    10,000
General Mills                       Com        370334104  $12,492    351,700        Sole                   351,700
General Mills                       Com        370334104   $3,950    111,200        Sole                                    111,200

Goldcorp, Inc.                      Com        380956409   $4,297     98,000        Sole                    98,000
Goldcorp, Inc.                      Com        380956409  $16,356    373,000        Sole                                    373,000
Goldman Sachs Group, Inc.           Com        38141G104   $1,378     10,500        Sole                    10,500
Google, Inc.                        Com        38259P508   $9,048     20,335        Sole                    20,335
Google, Inc.                        Com        38259P508   $2,087      4,690        Sole                                      4,690
Hasbro, Inc.                        Com        418056107  $15,425    375,300        Sole                   375,300
Hasbro, Inc.                        Com        418056107   $5,018    122,100        Sole                                    122,100
Home Depot, Inc.                    Com        437076102  $11,801    420,400        Sole                   420,400
Home Depot, Inc.                    Com        437076102   $3,742    133,300        Sole                                    133,300
Icici Bank ADR                      ADR        45104G104  $25,586    697,600        Sole                   697,600
Icici Bank ADR                      ADR        45104G104  $13,261    361,600        Sole                                    361,600
Infosys Technologies ADR            ADR        456788108  $14,630    244,200        Sole                   244,200
Infosys Technologies ADR            ADR        456788108   $5,428     90,600        Sole                                     90,600
Intel Corp.                         Com        458140100   $8,371    430,400        Sole                   430,400
Intel Corp.                         Com        458140100   $2,904    149,300        Sole                                    149,300
Itau Unibanco Holding SA ADR        ADR        465562106  $15,512    861,002        Sole                   861,002
Itau Unibanco Holding SA ADR        ADR        465562106   $8,152    452,450        Sole                                    452,450
Joy Global, Inc.                    Com        481165108  $20,527    409,800        Sole                   409,800
Joy Global, Inc.                    Com        481165108   $6,527    130,300        Sole                                    130,300
JP Morgan Chase & Co.               Com        46625H100   $2,138     58,400        Sole                    58,400
JP Morgan Chase & Co.               Com        46625H100   $1,252     34,200        Sole                                     34,200
Life Technologies Corporation       Com        53217V109  $11,992    253,800        Sole                   253,800
Life Technologies Corporation       Com        53217V109   $4,366     92,400        Sole                                     92,400
McDermott Intl, Inc.                Com        580037109  $13,037    601,900        Sole                   601,900
McDermott Intl, Inc.                Com        580037109   $4,152    191,700        Sole                                    191,700
McKesson Corporation                Com        58155Q103  $24,296    360,800        Sole                   360,800
McKesson Corporation                Com        58155Q103   $7,838    116,400        Sole                                    116,400
Mechel OAO ADR                      ADR        583840103  $10,784    594,500        Sole                   594,500
Mechel OAO ADR                      ADR        583840103   $4,546    250,600        Sole                                    250,600
Merck & Co., Inc.                   Com        58933Y105   $5,370    151,900        Sole                   151,900
Merck & Co., Inc.                   Com        58933Y105   $2,453     69,400        Sole                                     69,400
Micron Technology, Inc.             Com        595112103   $8,672  1,021,400        Sole                 1,021,400
Micron Technology, Inc.             Com        595112103   $3,135    369,311        Sole                                    369,311
Microsoft Corp.                     Com        594918104  $13,008    565,300        Sole                   565,300
Microsoft Corp.                     Com        594918104   $5,069    220,300        Sole                                    220,300
Mobile Telesystems ADR              ADR        607409109  $12,051    628,950        Sole                   628,950

Mobile Telesystems ADR              ADR        607409109   $6,816    355,750        Sole                                    355,750
NetApp, Inc.                        Com        64110D104  $30,867    827,300        Sole                   827,300
NetApp, Inc.                        Com        64110D104   $9,887    265,000        Sole                                    265,000
Newmont Mining Corporation          Com        651639106  $15,614    252,900        Sole                   252,900
Newmont Mining Corporation          Com        651639106   $4,939     80,000        Sole                                     80,000
Nike, Inc. Class B                  Com        654106103  $37,506    553,000        Sole                   553,000
Nike, Inc. Class B                  Com        654106103  $12,906    190,300        Sole                                    190,300
Oracle Corporation                  Com        68389X105   $9,397    437,900        Sole                   437,900
Oracle Corporation                  Com        68389X105   $3,178    148,100        Sole                                    148,100
O'Reilly Automotive, Inc.           Com        686091109   $8,023    168,700        Sole                   168,700
O'Reilly Automotive, Inc.           Com        686091109   $1,726     36,300        Sole                                     36,300
Pepsico, Inc.                       Com        713448108  $21,860    358,650        Sole                   358,650
Pepsico, Inc.                       Com        713448108   $7,369    120,900        Sole                                    120,900
Petroleo Brasileiro ADR             ADR        71654V408  $13,436    391,500        Sole                   391,500
Petroleo Brasileiro ADR             ADR        71654V408   $6,840    199,300        Sole                                    199,300
Pioneer Natural Resources Co.       Com        723787107   $4,584     77,100        Sole                    77,100
Pioneer Natural Resources Co.       Com        723787107   $2,675     45,000        Sole                                     45,000
PNC Financial Services Group        Com        693475105   $9,859    174,500        Sole                   174,500
PNC Financial Services Group        Com        693475105   $3,271     57,900        Sole                                     57,900
Precision Castparts Corp.           Com        740189105  $36,701    356,600        Sole                   356,600
Precision Castparts Corp.           Com        740189105  $10,961    106,500        Sole                                    106,500
Procter & Gamble Co.                Com        742718109  $19,727    328,900        Sole                   328,900
Procter & Gamble Co.                Com        742718109   $6,244    104,100        Sole                                    104,100
Prudential Financial, Inc.          Com        744320102  $13,673    254,800        Sole                   254,800
Prudential Financial, Inc.          Com        744320102   $4,459     83,100        Sole                                     83,100
Rockwell Collins, Inc.              Com        774341101  $10,217    192,300        Sole                   192,300
Rockwell Collins, Inc.              Com        774341101   $3,188     60,000        Sole                                     60,000
Salesforce.com, Inc.                Com        79466L302  $50,466    588,050        Sole                   588,050
Salesforce.com, Inc.                Com        79466L302  $16,083    187,400        Sole                                    187,400
Sandisk Corporation                 Com        80004C101  $10,404    247,300        Sole                   247,300
Sandisk Corporation                 Com        80004C101   $3,345     79,500        Sole                                     79,500
Schlumberger Ltd.                   Com        806857108  $21,204    381,700        Sole                   381,700
Schlumberger Ltd.                   Com        806857108   $7,155    128,800        Sole                                    128,800
Seagate Technology                  Com        G7945M107   $9,059    694,700        Sole                   694,700
Seagate Technology                  Com        G7945M107   $2,903    222,600        Sole                                    222,600
SPDR Gold Shares                    Com        78463V107   $2,677     22,000        Sole                    22,000

Stryker Corporation                 Com        863667101  $14,536    289,500        Sole                   289,500
Stryker Corporation                 Com        863667101   $4,579     91,200        Sole                                     91,200
Target                              Com        87612E106  $14,308    291,000        Sole                   291,000
Target                              Com        87612E106   $5,905    120,100        Sole                                    120,100
Ternium SA ADR                      ADR        880890108   $7,542    229,100        Sole                   229,100
Ternium SA ADR                      ADR        880890108   $1,962     59,600        Sole                                     59,600
TJX Companies, Inc.                 Com        872540109  $25,795    614,900        Sole                   614,900
TJX Companies, Inc.                 Com        872540109   $7,501    178,800        Sole                                    178,800
Union Pacific Corp.                 Com        907818108  $25,664    367,450        Sole                   367,450
Union Pacific Corp.                 Com        907818108   $9,310    133,300        Sole                                    133,300
United Technologies Corp.           Com        913017109  $25,364    390,750        Sole                   390,750
United Technologies Corp.           Com        913017109   $8,127    125,200        Sole                                    125,200
Vale SA SP ADR                      ADR        91912E105  $20,323    834,600        Sole                   834,600
Vale SA SP ADR                      ADR        91912E105  $13,539    556,000        Sole                                    556,000
VF Corp.                            Com        918204108  $10,659    149,750        Sole                   149,750
VF Corp.                            Com        918204108   $2,484     34,900        Sole                                     34,900
Vivo Participacoes SA ADR           ADR        92855S200     $285     11,000        Sole                    11,000
VMware, Inc.                        Com        928563402  $49,365    788,700        Sole                   788,700
VMware, Inc.                        Com        928563402  $17,187    274,600        Sole                                    274,600
Wellpoint, Inc.                     Com        94973V107  $13,101    267,750        Sole                   267,750
Wellpoint, Inc.                     Com        94973V107   $4,350     88,900        Sole                                     88,900
Wells Fargo Company                 Com        949746101  $13,873    541,900        Sole                   541,900
Wells Fargo Company                 Com        949746101   $4,677    182,700        Sole                                    182,700


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